Fair value of financial instrument - Summary of Net Interest Income From Financial Instruments (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Insurance premiums, investment and fee income	$ 4,279	$ 4,566
Dividend income	1,561	1,357
Interest income [member] | Insurance [member]
Disclosure of detailed information about financial instruments [line items]
Insurance premiums, investment and fee income	479	459
Interest expense [member] | Insurance [member]
Disclosure of detailed information about financial instruments [line items]
Insurance premiums, investment and fee income	$ 4	$ 5